(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
(Loss)/Earnings Per Share
Schedule of basic and diluted loss per share

	For the Year Ended December 31,
	2022	2023	2024
Numerator:
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc.	(2,012,215)	11,704,133	8,032,350
Dilution effect arising from convertible debt	—	32,657	33,451
Net (loss)/income attributable to ordinary shareholders of Li Auto Inc. for computing diluted net (loss)/earnings per share	(2,012,215)	11,736,790	8,065,801

Denominator:
Weighted average ordinary shares outstanding—basic	1,941,230,998	1,967,863,759	1,993,191,951
Effects of dilutive securities
Options and RSUs	—	86,651,528	75,220,374
Convertible debt	—	60,861,105	60,861,105
Weighted average ordinary shares outstanding—diluted	1,941,230,998	2,115,376,392	2,129,273,430

Basic net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(1.04)	5.95	4.03
Diluted net (loss)/earnings per share attributable to ordinary shareholders of Li Auto Inc.	(1.04)	5.55	3.79